UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Total current liabilities	¥ 515,283	$ 71,061	¥ 487,940
Total non-current liabilities	71,174	9,815	70,100
VIE
Total current liabilities	506,292	69,821	489,301
Total non-current liabilities	¥ 71,174	$ 9,815	¥ 70,100
Class A ordinary shares
Ordinary shares par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares issued	55,379,583	55,379,583	55,379,583
Ordinary shares outstanding	48,639,660	48,639,660	48,639,660
Class B ordinary shares
Ordinary shares authorized	6,296,630	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630	6,296,630
Undesignated ordinary shares
Ordinary shares authorized	193,703,370	193,703,370	193,703,370
Ordinary shares issued	0	0	0
Ordinary shares outstanding	0	0	0